Summary of Significant Accounting Policies (Details 3) (Foreign Exchange Forward Contracts, Maximum)	12 Months Ended
Dec. 31, 2014
Foreign Exchange Forward Contracts | Maximum
Derivative [Line Items]
Maximum typical term of foreign currency forward exchange contracts (in days)	90 days